Financial Instruments	9 Months Ended
Sep. 30, 2018
Disclosure Of Financial Instruments [Abstract]
Financial Instruments

14.	FINANCIAL INSTRUMENTS

Financial instruments recorded at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements.  The fair value hierarchy has the following levels:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for assets or liabilities, either directly or indirectly; and

Level 3 – Inputs for assets and liabilities that are not based on observable market data.

The fair value hierarchy requires the use of observable market inputs whenever such inputs exist.  A financial instrument is classified to the lowest level of the hierarchy for which a significant input has been considered in measuring fair value. The Company did not have any financial instruments measured at fair value on the statement of financial position. As at September 30, 2018, the fair value of financial instruments not measured at fair value approximates their carrying value.

The Company may be exposed to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives. The Company manages risks to minimize potential losses. The main objective of the Company’s risk management process is to ensure that the risks are properly identified and that the capital base is adequate in relation to those risks.  The principal risks to which the Company is exposed are described below.

Credit Risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations.  Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash, cash equivalents, restricted cash, receivables and loans to the Joint Venture. The Company’s maximum exposure to credit risk for cash, cash equivalents, restricted cash and receivables is the amount disclosed in the consolidated statements of financial position.  The Company limits its exposure to credit loss by placing its cash and cash equivalents with major financial institutions and invests only in short-term obligations that are guaranteed by the Canadian government or by Canadian and US chartered banks.

14.	FINANCIAL INSTRUMENTS (continued)

Included in the receivables, prepaids and deposits are credit sales receivables of $953 . Management’s assessment of recoverability involves judgments regarding classification on the consolidated statements of financial position and the probable outcomes of claimed deductions and/or disputes. The provisions and classifications made to date may be subject to change.

The Company’s receivables, prepaids and deposits include an $105 bank deposit for the Company’s secured credit cards and other miscellaneous receivables that are subject to normal industry credit risk.

Management believes that the credit risk concentration with respect to financial instruments included in cash, cash equivalents, restricted cash, receivables and loans to the Joint Venture is minimal.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due.  The Company’s approach to managing liquidity is to evaluate current and expected liquidity requirements under both normal and stressed conditions to ensure that it maintains sufficient reserves of cash and cash equivalents to meet its liquidity requirements in the short and long term. As the industry in which the Company operates is very capital intensive, the majority of the Company’s spending is related to its capital programs.  The Company prepares annual budgets, which are regularly monitored and updated as considered necessary.

As at September 30, 2018, the Company had a cash and cash equivalents balance of $25,950 (December 31, 2017 - $55,394) to settle current liabilities of $3,815 (December 31, 2017 - $3,724).

The following table summarizes the maturities of the Company’s financial liabilities on an undiscounted basis:

		Years ending December 31,
	2018	2019	2020 and later	Total
	$	$	$	$
Credit facility¹	-	800	14,905	15,705
Accounts payable and accrued liabilities	3,572	-	-	3,572
Long-term borrowing¹	45	180	644	869
Obligation under finance leases¹	11	31	20	62
Obligation under car lease	2	6	19	27
Total	3,630	1,017	15,588	20,235

¹Credit facility, long-term borrowing and obligation under finance leases include principal and interest/finance charges.

Foreign Currency Risk

The Company’s operations in foreign countries are subject of currency fluctuations and such fluctuations may affect the Company’s financial results. The Company reports its financial results in United States dollars and incurs expenditures in Canadian dollars and US dollars with the majority of the expenditures being incurred in US dollars by the Company’s subsidiaries. As at September 30, 2018, $24,426 of the Company’s $25,950 in cash and cash equivalents was held in US dollars. The Company has drawn $10,000 under its US dollar denominated credit facility as at September 30, 2018. Strengthening/(weakening) of a     US dollar exchange rate versus Canadian dollar by 10% will result in a foreign exchange gain/(loss) for the Company of $1,443, respectively.